Deferred taxes and contributions (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deferred taxes

	March 31, 2024	December 31, 2023
Deferred income tax assets
Provisions	678,996	666,131
Pension plan obligations - G1	132,543	135,231
Donations of underlying assets on concession agreements	44,594	45,140
Allowance for doubtful accounts	190,726	182,519
Other	376,281	382,767
Total deferred tax asset	1,423,140	1,411,788

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(325,461)	(329,060)
Capitalization of borrowing costs	(466,374)	(465,510)
Profit on supply to government entities	(347,379)	(348,514)
Actuarial gain – G1 Plan	(121,425)	(121,425)
Construction margin	(39,893)	(40,579)
Borrowing costs	(7,323)	(8,624)
Total deferred tax liabilities	(1,307,855)	(1,313,712)

Deferred tax asset, net	115,285	98,076

Schedule of changes

Deferred income tax assets	December 31, 2023	Net change	March 31, 2024
Provisions	666,131	12,865	678,996
Pension plan obligations - G1	135,231	(2,688)	132,543
Donations of underlying assets on concession agreements	45,140	(546)	44,594
Allowance for doubtful accounts	182,519	8,207	190,726
Other	382,767	(6,486)	376,281
Total	1,411,788	11,352	1,423,140

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(329,060)	3,599	(325,461)
Capitalization of borrowing costs	(465,510)	(864)	(466,374)
Profit on supply to government entities	(348,514)	1,135	(347,379)
Actuarial gain – G1	(121,425)	-	(121,425)
Construction margin	(40,579)	686	(39,893)
Borrowing costs	(8,624)	1,301	(7,323)
Total	(1,313,712)	5,857	(1,307,855)

Deferred tax asset, net	98,076	17,209	115,285

Deferred income tax assets	December 31, 2022	Net change	March 31, 2023
Provisions	560,404	12,715	573,119
Pension plan obligations - G1	141,606	(4,774)	136,832
Donations of underlying assets on concession agreements	46,088	(288)	45,800
Allowance for doubtful accounts	199,363	(6,693)	192,670
Other	171,798	(2,221)	169,577
Total	1,119,259	(1,261)	1,117,998

Deferred income tax liabilities
Temporary difference on concession of intangible asset	(353,817)	3,498	(350,319)
Capitalization of borrowing costs	(457,669)	(7,785)	(465,454)
Profit on supply to government entities	(346,650)	1,390	(345,260)
Actuarial gain – G1	(93,561)	-	(93,561)
Construction margin	(43,323)	686	(42,637)
Borrowing costs	(13,517)	1,227	(12,290)
Total	(1,308,537)	(984)	(1,309,521)

Deferred tax liability, net	(189,278)	(2,245)	(191,523)

Schedule of reconciliation of the effective tax rate

	January to March 2023	January to March 2024

Profit before income taxes	1,132,945	1,323,860
Statutory rate	34%	34%

Estimated expense at statutory rate	(385,201)	(450,112)
Permanent differences:
Provision Law 4,819/1958 – G0 (i)	(10,772)	(6,555)
Donations	(1,065)	(1,093)
Agreement with AAPS	-	(55,212)
Other differences	11,305	12,407

Income tax and social contribution	(385,733)	(500,565)

Current income tax and social contribution	(383,488)	(517,774)
Deferred income tax and social contribution	(2,245)	17,209
Effective rate	34%	38%

(i)	Permanent difference related to the provision for the actuarial liability. See Note 21 (ii) and (v).